Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments - OFF-BALANCE SHEET GUARANTEES AND LONG TERM STANDBY PURCHASE COMMITMENTS	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Off-Balance Sheet Guarantees and Long Term Standby Purchase Commitments Disclosure

OFF-BALANCE SHEET GUARANTEES AND LONG-TERM STANDBY PURCHASE COMMITMENTS

Farmer Mac offers two credit enhancement alternatives to direct loan purchases that allow approved lenders the ability to retain the cash flow benefits of their loans and increase their liquidity and lending capacity: (1) Farmer Mac Guaranteed Securities, which are available through the Farm & Ranch, the USDA Guarantees, the Rural Utilities, or the Institutional Credit lines of business, and (2) LTSPCs, which are available through the Farm & Ranch or the Rural Utilities lines of business. Farmer Mac records, at the inception of a guarantee, a liability for the fair value of its obligation to stand ready to perform under the terms of each guarantee and an asset that is equal to the fair value of the fees that will be received over the life of each guarantee. The fair values of the guarantee obligation and asset at inception are based on the present value of expected cash flows using management's best estimate of certain key assumptions, which include prepayment speeds, forward yield curves, and discount rates commensurate with the risks involved. Because the cash flows of these instruments may be interest rate path dependent, these values and projected discount rates are derived using a Monte Carlo simulation model. The guarantee obligation and corresponding asset are subsequently amortized into guarantee and commitment fee income in relation to the decline in the unpaid principal balance on the underlying agricultural real estate mortgage and rural utilities loans.

The contractual terms of Farmer Mac's guarantees range from less than 1 year to 30 years.  However, the actual term of each guarantee may be significantly less than the contractual term based on the prepayment characteristics of the related agricultural real estate mortgage loans.  Farmer Mac's maximum potential exposure under these guarantees is comprised of the unpaid principal balance of the underlying agricultural real estate mortgage loans.  Guarantees issued or modified on or after January 1, 2003 are recorded in the consolidated balance sheets.  Farmer Mac's maximum potential exposure was $3.9 billion and $3.6 billion as of December 31, 2013 and 2012, respectively.  Farmer Mac's maximum potential exposure for guarantees issued prior to January 1, 2003, which are not recorded on the consolidated balance sheets, was $108.7 million and $474.7 million as of December 31, 2013 and 2012, respectively. The maximum exposure from these guarantees is not representative of the actual loss Farmer Mac is likely to incur, based on historical loss experience.  In the event Farmer Mac was required to make payments under its guarantees, Farmer Mac would have the right to enforce the terms of the loans, and in the event of default, would have access to the underlying collateral.  For information on Farmer Mac's methodology for determining the reserve for losses for its financial guarantees, see Note 2(j) and Note 8.  The following table presents changes in Farmer Mac's guarantee and commitment obligations in the consolidated balance sheets for the years ended December 31, 2013, 2012, and 2011:

Table 12.1

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Beginning balance, January 1	$37,803	$27,440	$30,308
Additions to the guarantee and commitment obligation (1)	8,414	15,134	5,097
Amortization of the guarantee and commitment obligation	(6,550)	(4,771)	(7,965)
Ending balance, December 31	$39,667	$37,803	$27,440
(1) Represents the fair value of the guarantee and commitment obligation at inception.

Off-Balance Sheet Farmer Mac Guaranteed Securities

Agricultural real estate mortgage loans, rural utilities loans and other related assets may be placed into trusts that are used as vehicles for the securitization of the transferred assets and the Farmer Mac-guaranteed beneficial interests in the trusts are sold to investors.  Farmer Mac is obligated under its guarantee to ensure that the securities make timely payments to investors of principal and interest based on the underlying loans, regardless of whether the trust has actually received such scheduled loan payments.  As consideration for Farmer Mac's assumption of the credit risk on these securities, Farmer Mac receives guarantee fees that are recognized as earned on an accrual basis over the life of the loans and based upon the outstanding balance of the Farmer Mac Guaranteed Security.

Farmer Mac is required to perform under its obligation when the underlying loans for the off-balance sheet Farmer Mac Guaranteed Securities do not make their scheduled installment payments.  When a loan underlying a Farm & Ranch Guaranteed Security becomes 90 days or more past due, Farmer Mac may, in its sole discretion, repurchase the loan from the trust and generally does repurchase such loans, thereby reducing the principal balance of the outstanding Farm & Ranch Guaranteed Security.

The following table presents the maximum principal amount of potential undiscounted future payments that Farmer Mac could be required to make under all off-balance sheet Farmer Mac Guaranteed Securities as of December 31, 2013 and December 31, 2012, not including offsets provided by any recourse provisions, recoveries from third parties, or collateral for the underlying loans:

Table 12.2

Outstanding Balance of Off-Balance Sheet Farmer Mac Guaranteed Securities
	December 31, 2013	December 31, 2012
	(in thousands)
Farm & Ranch:
Guaranteed Securities	$765,751	$911,370
USDA Guarantees:
Farmer Mac Guaranteed USDA Securities	20,222	29,658
Institutional Credit:
AgVantage Securities	981,009	982,669
Total off-balance sheet Farmer Mac Guaranteed Securities	$1,766,982	$1,923,697

If Farmer Mac repurchases a loan that is collateral for a Farmer Mac Guaranteed Security, Farmer Mac would have the right to enforce the terms of the loan, and in the event of a default, would have access to the underlying collateral.  Farmer Mac typically recovers its investment in the defaulted loans purchased either through borrower payments, loan payoffs, payments by third parties or foreclosure and sale of the property securing the loans.

Farmer Mac has recourse to the USDA for any amounts advanced for the timely payment of principal and interest on Farmer Mac Guaranteed USDA Securities.  That recourse is the USDA guarantee, a full faith and credit obligation of the United States that becomes enforceable if a lender fails to repurchase the USDA-guaranteed portion from its owner within 30 days after written demand from the owner when (a) the borrower under the guaranteed loan is in default not less than 60 days in the payment of any principal or interest due on the USDA-guaranteed portion, or (b) the lender has failed to remit to the owner the payment made by the borrower on the USDA-guaranteed portion or any related loan subsidy within 30 days after the lender's receipt of the payment.

Eligible loans and other eligible assets may be placed into trusts that are used as vehicles for the securitization of the transferred assets and the Farmer Mac-guaranteed beneficial interests in the trusts are sold to investors.  The following table summarizes the significant cash flows received from and paid to trusts used for Farmer Mac securitizations:

Table 12.3

	For the Year Ended December 31,
	2013	2012	2011
	(in thousands)
Proceeds from new securitizations	$150,417	$38,063	$25,674
Guarantee fees received	5,182	5,197	7,520
Purchases of assets from the trusts	(6,667)	(8,933)	(7,471)

Farmer Mac has recorded a liability for its obligation to stand ready under the guarantee in the guarantee and commitment obligation on the consolidated balance sheets.  This liability approximated $13.4 million as of December 31, 2013 and $15.8 million as of December 31, 2012. As of December 31, 2013 and December 31, 2012, the weighted-average remaining maturity of all loans underlying off-balance sheet Farmer Mac Guaranteed Securities, excluding AgVantage securities, was 12.8 years and 13.4 years, respectively.  As of December 31, 2013 and December 31, 2012, the weighted-average remaining maturity of the off-balance sheet AgVantage securities was 3.4 years and 4.7 years.

Long-Term Standby Purchase Commitments

An LTSPC is a commitment by Farmer Mac to purchase eligible loans from an identified pool of loans under enumerated circumstances, either for cash or in exchange for Farmer Mac Guaranteed Securities, on one or more undetermined future dates.  As consideration for its assumption of the credit risk on loans underlying an LTSPC, Farmer Mac receives a commitment fee payable monthly in arrears in an amount approximating what would have been the guarantee fee if the transaction were structured as a swap for Farmer Mac Guaranteed Securities.

An LTSPC permits a seller to nominate from its portfolio an identified pool of loans for participation in the Farm & Ranch program, which are retained in the seller's portfolio and serviced by the seller.  Farmer Mac reviews the loan pool to confirm that it conforms to Farmer Mac's underwriting standards.  Upon Farmer Mac's approval of the eligible loans, the seller effectively transfers the credit risk on those loans to Farmer Mac, thereby reducing the seller's credit and concentration risk exposures and, consequently, its regulatory capital requirements and its loss reserve requirements.  Credit risk is transferred through Farmer Mac's commitment to purchase the identified loans from the counterparty based on Farmer Mac's original credit review and acceptance of the credit risk on the loans.

The specific events or circumstances that would require Farmer Mac to purchase some or all of the loans subject to LTSPCs include: (1) the failure of the borrower under any loan to make installment payments under that loan for a period of either 90 days or 120 days (depending on the provisions of the applicable agreement); or (2) the determination by the holder of the LTSPC to sell or exchange some or all of the loans under the LTSPC to Farmer Mac.

Farmer Mac purchases loans subject to an LTSPC at:

•
par if the loans become delinquent for either 90 days or 120 days (depending on the agreement) or are in material non-monetary default, with accrued and unpaid interest on the defaulted loans payable out of any future loan payments or liquidation proceeds; or

•	a mark-to-market price or in exchange for Farm & Ranch Guaranteed Securities (if the loans are not delinquent), in accordance with the terms of the applicable agreement.

The maximum principal amount of potential undiscounted future payments that Farmer Mac could be requested to make under all LTSPCs, not including offsets provided by any recourse provisions, recoveries from third parties, or collateral for the underlying loans, was $2.3 billion as of December 31, 2013 and $2.2 billion as of December 31, 2012.

As of December 31, 2013 and December 31, 2012, the weighted-average remaining maturity of all loans underlying LTSPCs was 13.9 years and 13.6 years, respectively.  For those LTSPCs issued or modified on or after January 1, 2003, Farmer Mac has recorded a liability for its obligation to stand ready under the commitment in the guarantee and commitment obligation on the consolidated balance sheet.  This liability approximated $26.3 million as of December 31, 2013 and $22.0 million as of December 31, 2012.

Commitments

Farmer Mac enters into mandatory and optional delivery commitments to purchase loans.  Most loan purchase commitments entered into by Farmer Mac are mandatory commitments, in which Farmer Mac charges a fee to extend or cancel the commitment.  As of December 31, 2013 and 2012, commitments to purchase Farm & Ranch loans and USDA Guarantees totaled $54.8 million and $71.4 million, respectively, all of which were mandatory commitments.  As of December 31, 2013 and 2012, commitments to purchase rural utilities loans totaled $26.3 million and $5.3 million, respectively.  Any optional loan purchase commitments are sold forward under optional commitments to deliver Farmer Mac Guaranteed Securities that may be canceled by Farmer Mac without penalty.

Farmer Mac is exposed to interest rate risk from the time it commits to purchase a loan to the time it either:  (a) sells Farmer Mac Guaranteed Securities backed by the loan or (b) issues debt to retain the loan in its portfolio.  There were no commitments to sell Farmer Mac Guaranteed Securities as of December 31, 2013 and 2012.  Farmer Mac manages the interest rate risk related to loans not yet sold or funded as a retained investment through the use of forward sale contracts on the debt of other GSEs and futures contracts involving U.S. Treasury securities.  For more information on financial derivatives see Note 2(h) and Note 6.

Rental expense for Farmer Mac's office space for each of the years ended December 31, 2013, 2012, and 2011 was $1.3 million, $1.3 million and $1.6 million, respectively.  The future minimum lease payments under Farmer Mac's non-cancelable leases for its office space and other contractual obligations are as follows:

Table 12.4

	Future Minimum Lease Payments	Other Contractual Obligations
	(in thousands)
2014	$1,340	$614
2015	1,363	58
2016	1,366	3
2017	1,389	—
2018	1,389	—
Thereafter	8,339	—
Total	$15,186	$675

Other contractual obligations in the table above include minimum amounts due under non-cancelable agreements to purchase goods or services that are enforceable and legally binding and specify all significant terms.  These agreements include agreements for the provision of consulting services, information technology support, equipment maintenance, and financial analysis software and services.  The amounts actually paid under these agreements will likely be higher due to the variable components of some of these agreements under which the ultimate obligation owed is determined by reference to actual usage or hours worked.